Summary of Significant Accounting Policies (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis
Balance	$ 76,675	$ 593,555	$ 316,924
Purchases, issuances and settlements			17,783
Total gains or losses (realized/unrealized) included in net loss	72,094	(516,880)	258,848
Transfers in and/or out of Level 3
Ending Balance	148,769	76,675	593,555
Derivative Liabilities [Member]
Summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis
Balance	76,675	593,555	316,924
Purchases, issuances and settlements			17,783
Total gains or losses (realized/unrealized) included in net loss	72,094	(516,880)	258,848
Transfers in and/or out of Level 3
Ending Balance	$ 148,769	$ 76,675	$ 593,555